Consolidated Statements of Operations and Comprehensive Income (Loss) - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025		Jun. 30, 2024
Revenues
Total revenues	$ 57,147,358	$ 48,332,652		$ 49,209,110
Cost of revenues
Total cost of revenues	43,919,897	37,624,262		37,398,962
Gross profit	13,227,461	10,708,390		11,810,148
Operating expenses
Sales and marketing expenses	8,086,406	13,332,629		21,231,218
General and administrative expenses	3,466,277	5,367,915		6,256,194
Total operating expenses	11,552,683	18,700,544		27,487,412
Income (Loss) from operations	1,674,778	(7,992,154)		(15,677,264)
Other income (expenses), net
Interest income	373,833	2,081,460		295,592
Interest expense				(509,208)
Accretion of financing cost				(1,353,661)
Other income (expenses), net	153,041	276,476		(1,761,150)
Total other income (expenses), net	526,874	2,357,936		(3,328,427)
Income (Loss) before income taxes from continuing operations	2,201,652	(5,634,218)		(19,005,691)
Income tax expenses	(1,243,875)
Net income (loss) from continuing operations	957,777	(5,634,218)		(19,005,691)
Discontinued operations
Net income (loss)	1,569,837	(3,141,905)		(19,468,052)
Net income (loss) attributable to shareholders	1,375,015	(979,240)		(19,387,129)
Net income (loss) attributable to non-controlling interests	194,822	(2,162,665)		(80,923)
Net income (loss)	1,569,837	(3,141,905)		(19,468,052)
Other comprehensive income (loss)
Foreign currency translation adjustment	13,264,053	(1,120,662)		(62,877)
Total comprehensive income (loss)	$ 14,833,890	$ (4,262,567)		$ (19,530,929)
Net income (loss) per ordinary share - basic (in Dollars per share)	$ 0.63	$ (20.32)		$ (29,918.41)
Net income (loss) per ordinary share - diluted (in Dollars per share)	$ 0.63	$ (20.32)		$ (29,918.41)
Weighted average number of ordinary shares outstanding - basic (in Shares)	2,192,812	48,182	[1]	648	[2]
Weighted average number of ordinary shares outstanding - diluted (in Shares)	2,192,812	48,182	[1]	648	[2]
Discontinued operations - Chuangying:
Discontinued operations
Loss from discontinued operations, net of income taxes	$ (52,637)	$ (276,128)		$ (138,669)
Gain on disposal of discontinued operations, net of income taxes	664,697
Net income (loss) from discontinued operations	612,060	(276,128)		(138,669)
Discontinued operations - Zhongrun:
Discontinued operations
Loss from discontinued operations, net of income taxes		(58,576)		(323,692)
Gain on disposal of discontinued operations, net of income taxes		2,827,017
Net income (loss) from discontinued operations		2,768,441		(323,692)
Installation and maintenance
Revenues
Total revenues	38,251,497	32,117,882		29,773,730
Cost of revenues
Total cost of revenues	28,336,568	23,796,369		22,015,277
Housekeeping
Revenues
Total revenues	18,895,861	15,861,366		15,409,924
Cost of revenues
Total cost of revenues	15,583,329	13,685,042		13,194,887
Senior care services
Revenues
Total revenues		353,404		4,025,456
Cost of revenues
Total cost of revenues		$ 142,851		$ 2,188,798

[1]	Retrospectively restated for effect of reverse stock splits on September 24, 2024, May 30, 2025 and March 30, 2026.
[2]	Retrospectively restated for effect of reverse stock splits on September 25, 2023, February 14, 2024, September 24, 2024, May 30, 2025 and March 30, 2026.